INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Components of loss before recovery of income taxes
The components of Loss before (benefit from) provision for income taxes for the years ended December 31, 2017, 2016 and 2015 were as follows:

(in millions)	2017	2016	2015
Domestic	$(2,032)	$(1,804)	$(1,516)
Foreign	291	(631)	1,361
	$(1,741)	$(2,435)	$(155)

Components of recovery of income taxes
The components of (Benefit from) provision for income taxes for the years ended December 31, 2017, 2016 and 2015 were as follows:

(in millions)	2017	2016	2015
Current:
Domestic	$20	$—	$—
Foreign	146	241	77
	166	241	77
Deferred:
Domestic	2	—	(3)
Foreign	(4,313)	(268)	59
	(4,311)	(268)	56
	$(4,145)	$(27)	$133

Reconciliation of reported recovery of income taxes from the expected amount calculated by applying the Canadian statutory rate to income before recovery of income taxes
The (Benefit from) provision for income taxes differs from the expected amount calculated by applying the Company’s Canadian statutory rate of 26.9% to Loss before (benefit from) provision for income taxes for the years ended December 31, 2017, 2016 and 2015 as follows:

(in millions)	2017	2016	2015
Loss before (benefit from) provision for income taxes	$(1,741)	$(2,435)	$(155)
(Benefit from) provision for income taxes
Expected benefit from income taxes at Canadian statutory rate	$(468)	$(655)	$(42)
Non-deductible amount of share-based compensation	37	30	4
Adjustments to tax attributes	242	(147)	(87)
Impact of changes in enacted income tax rates	(747)	—	—
Canadian tax impact of foreign exchange gain or loss on U.S. dollar denominated debt held by VPII and its Canadian Affiliates	(157)	11	174
Change in valuation allowance related to foreign tax credits and net operating losses	(139)	155	114
Change in valuation allowance on Canadian deferred tax assets and tax rate changes	517	472	230
Change in uncertain tax positions	65	10	—
Foreign tax rate differences	(933)	101	107
Goodwill impairment	139	377	—
Tax differences on divestitures of businesses	(203)	—	(16)
Tax benefit on intra-entity transfers	(2,480)	(399)	(375)
Other	(18)	18	24
	$(4,145)	$(27)	$133

Schedule of tax effect of major items recorded as deferred tax assets and liabilities
Deferred tax assets and liabilities as of December 31, 2017 and 2016 consist of:

(in millions)	2017	2016
Deferred tax assets:
Tax loss carryforwards	$2,485	$1,328
Tax credit carryforwards	59	422
Scientific Research and Experimental Development pool	57	53
Research and development tax credits	140	129
Provisions	589	563
Deferred revenue	11	15
Deferred financing and share issue costs	61	391
Share-based compensation	22	37
Total deferred tax assets	3,424	2,938
Less valuation allowance	(2,001)	(1,857)
Net deferred tax assets	1,423	1,081
Deferred tax liabilities:
Intangible assets	2,014	4,044
Outside basis differences	28	2,165
Plant, equipment and technology	18	24
Prepaid expenses	35	80
Other	75	56
Total deferred tax liabilities	2,170	6,369
Net deferred tax liability	$(747)	$(5,288)

Summary of open tax years by jurisdiction

Jurisdiction:	Open Years
United States - Federal	2015 - 2017
Canada	2005 - 2016
Germany	2013 - 2016
France	2013 - 2016
China	2015 - 2016
Ireland	2013 - 2016
Netherlands	2015 - 2016
Australia	2011 - 2017

Reconciliation of the beginning and ending amounts of unrecognized tax benefits
The following table presents a reconciliation of the unrecognized tax benefits for 2017, 2016 and 2015:

(in millions)	2017	2016	2015
Balance, beginning of year	$423	$344	$345
Acquisition of Salix	—	—	15
Additions based on tax positions related to the current year	145	16	5
Additions for tax positions of prior years	57	96	23
Reductions for tax positions of prior years	(18)	(20)	(39)
Lapse of statute of limitations	(9)	(13)	(5)
Balance, end of year	$598	$423	$344